3. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2013
Property And Equipment Tables
Schedule of estimated useful lives of assets
Assets	Estimated useful life
Furniture and fixtures	5 Years
Machinery and equipment	5 Years
Buildings	25 Years
Vehicles	3 Years
Computers	3 Years

Schedule of property and equipment
	2013	2012
Office Furniture and Equipment	$360,008	$258,127
Service and Shop Equipment	391,780	314,875
Vehicles	431,255	251,107
Land and Buildings	1,760,247	1,721,564
Total Property and Equipment	2,943,290	2,545,673
Accumulated Depreciation	(710,935)	(563,383)
Net Property and Equipment	$2,232,355	$1,982,290

Schedule of depreciation expense property and equipment
	Years Ended March 31,
	2013	2012
Cost of goods sold	$48,768	$39,286
General and administrative	195,070	159,421
Total	$243,838	$198,707